Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs, net (Abstract)
Interest And Finance Costs [Table Text Block]

	2012	2011	2010
Interest expense	49,701	51,720	53,051
Less: Interest capitalized	(1,758)	(2,532)	(2,520)

Interest expense, net	47,943	49,188	50,531
Interest swap cash settlements non-hedging	8,043	8,977	7,224
Bunkers swap cash settlements	(2,433)	(6,382)	(2,926)
Amortization of loan fees	946	995	1,138
Bank charges	243	277	359
Amortization of deferred loss on termination of financial instruments	2,173	2,020	2,113
Change in fair value of non-hedging financial instruments	(5,339)	(1,504)	3,844

Net total	51,576	53,571	62,283